Variable Interest Entity - Narrative (Details) (USD $)	12 Months Ended					12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 17, 2012 Starcapital [Member] employee	Dec. 17, 2012 Starcapital [Member] Call Option [Member]	Dec. 31, 2012 Starcapital [Member] The Note [Member]	Dec. 17, 2012 Starcapital [Member] The Note [Member] intallment	Dec. 31, 2012 Starcapital [Member] The Note [Member] Note Receivable, Payment Date December 31, 2014 Months [Member]	Dec. 31, 2012 Starcapital [Member] The Note [Member] Note Receivable, Payment Date December 31, 2013 [Member]
Variable Interest Entity [Line Items]
Number of employees				75
Non-cash loss from disposal of assets	$ 10,532,000	$ 0	$ 0
Consideration from sale of assets, note receivable						20,600,000.0	23,500,000.0
Note Receivable, number of annual installments							3
Note receivable payment						3,000,000		5,200,000	15,300,000
Call Option, percentage of shares authorized to be purchased					45.00%
Value attributed to upside contingent consideration, call options, or cross pledges and guarantees in determining total consideration				$ 0